Cover	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity File Number	001-40582
Entity Registrant Name	Unicycive Therapeutics, Inc.
Entity Central Index Key	0001766140
Entity Tax Identification Number	81-3638692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5150 El Camino Real
Entity Address, Address Line Two	Suite A-32
Entity Address, City or Town	Los Altos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	(650)
Local Phone Number	351-4495
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false